OTHER NON-FINANCIAL LIABILITIES	12 Months Ended
Dec. 31, 2021
OTHER NON-FINANCIAL LIABILITIES
OTHER NON-FINANCIAL LIABILITIES

20  – OTHER NON-FINANCIAL LIABILITIES

Other current and non-current liabilities at each reporting period end are detailed as follows:

	Current		Non-current
Description	12.31.2021	12.31.2020	12.31.2021	12.31.2020
	ThCh$	ThCh$	ThCh$	ThCh$
Dividends payable	29,020,899	25,999,055	—	—
Others(1)	2,216,935	2,267,675	23,784,817	21,472,048
Total	31,237,834	28,266,730	23,784,817	21,472,048
(1)	Other non-current corresponds mainly to accounts payable to former shareholders of Companhia de Bebidas Ipiranga (“CBI”). See Note 6 for further information.